   As filed with the Securities and Exchange Commission on September 8, 2003
                                              Securities Act File No. 333-107316
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 1 [X]

                           ING VARIABLE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Kimberly A. Anderson
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                 ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.


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        It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended


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     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment
                        Company Act of 1940, as amended.

                      ING VP LARGE COMPANY VALUE PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                               September 9, 2003

Dear Variable Contract Holder:

      Your Board of Trustees has called a Special Meeting of shareholders ("Special Meeting") of ING VP Large Company Value Portfolio ("Large Company Value Portfolio"), which is scheduled for 10:00 a.m., Local time, on October 16, 2003 at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

      The Board of Trustees of Large Company Value Portfolio has reviewed and recommends the proposed reorganization (the "Reorganization") of Large Company Value Portfolio ("ING Investments"), into ING VP MagnaCap Portfolio ("MagnaCap Portfolio") (each a "Portfolio", and collectively, the "Portfolios"). Both Portfolios are members of the mutual fund group called the "ING Funds."

      Shares of Large Company Value Portfolio have been purchased at your direction by your insurance company ("Insurance Company") through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each, a "variable contract"). Your Insurance Company, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as an owner of a variable contract that has an interest in the separate account, are being asked by your Insurance Company for instructions as to how to vote the shares of Large Company Value Portfolio that are attributable to your variable contract.

      If the Reorganization is approved and consummated, the separate account in which you have an interest will own shares of MagnaCap Portfolio instead of shares of Large Company Value Portfolio. The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger fund with similar investment objectives and strategies.

      After careful consideration, the Board of Trustees of Large Company Value Portfolio unanimously approved this proposal and recommends shareholders vote "FOR" the proposal.

      A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

      YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN OCTOBER 15, 2003.

      We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                       Sincerely,


                                       /s/ James Hennessy


                                       James M. Hennessy,
                                       President and Chief Executive Officer

                      ING VP LARGE COMPANY VALUE PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                     OF ING VP LARGE COMPANY VALUE PORTFOLIO
                         SCHEDULED FOR OCTOBER 16, 2003

To the Variable Contract Holders:

      NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders ("Special Meeting") of ING VP Large Company Value Portfolio ("Large Company Value Portfolio") is scheduled for October 16, 2003 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

      At the Special Meeting, you will be asked to consider and approve the following proposals:

       (1) To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among Large Company Value Portfolio and ING VP MagnaCap Portfolio ("MagnaCap Portfolio"), providing for the merger of Large Company Value Portfolio with and into MagnaCap Portfolio.

      Shareholders of record as of the close of business on July 28, 2003, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Large Company Value Portfolio or by voting in person at the Special Meeting.

                                       By Order of the Board of Trustees


                                       /s/ Kimberly A. Anderson


                                       Kimberly A. Anderson,
                                       Vice President and Secretary

                                       September 9, 2003

                           ING VP MAGNACAP PORTFOLIO
                           PROXY STATEMENT/PROSPECTUS

                               SEPTEMBER 9, 2003

                                TABLE OF CONTENTS



INTRODUCTION .........................................................       1

SUMMARY ..............................................................       3
  The Proposed Reorganization ........................................       3
  Comparison of Investment Objectives and Strategies .................       5
  Comparison of Portfolio Characteristics ............................       7
  Relative Performance ...............................................       8
  Performance of MagnaCap Portfolio ..................................       9
  Comparison of Investment Techniques and Principal Risks of Investing
     in the Portfolios ...............................................      10

COMPARISON OF FEES AND EXPENSES ......................................      12
  Management Fees ....................................................      12
  Administration Fees ................................................      12
  Service Fees .......................................................      12
  Expense Limitation Arrangements ....................................      12
  Expense Tables .....................................................      13

INFORMATION ABOUT THE REORGANIZATION .................................      14
  The Reorganization Agreement .......................................      14
  Reasons for the Reorganization .....................................      14
  Board Considerations ...............................................      15
  Tax Considerations .................................................      15
  Expenses of the Reorganization .....................................      16

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS ..........................      16
  Form of Organization ...............................................      16
  Distributor ........................................................      16
  Dividends and Other Distributions ..................................      16
  Capitalization .....................................................      16

GENERAL INFORMATION ABOUT THE PROXY STATEMENT ........................      17
  Solicitation of Proxies ............................................      17
  Voting Rights ......................................................      17
  Other Matters to Come Before the Special Meeting ...................      18
  Shareholder Proposals ..............................................      18
  Reports to Shareholders ............................................      18

APPENDICES ...........................................................     A-D

  Portfolio Managers' Report for ING VP MagnaCap Portfolio ...........     A-1
  Form of Agreement and Plan of Reorganization .......................     B-1
  Additional Information Regarding ING VP MagnaCap Portfolio .........     C-1
  Security Ownership of Certain Beneficial and Record Owners .........     D-1

                           PROXY STATEMENT/PROSPECTUS

                               SEPTEMBER 9, 2003

                            ING VP MAGNACAP PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                  INTRODUCTION

      This Proxy Statement/Prospectus is being furnished to you in connection with a Special Meeting of shareholders of ING VP Large Company Value Portfolio ("Large Company Value Portfolio") to be held on October 16, 2003 ("Special Meeting"). As more fully described in this Proxy Statement, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of Large Company Value Portfolio into ING VP MagnaCap Portfolio ("MagnaCap Portfolio") (each a "Portfolio" and collectively, the "Portfolios").

      Shares of Large Company Value Portfolio are sold to separate accounts of insurance companies and are used to fund variable annuity and/or variable life contracts ("Variable Contracts"). Variable contract owners who select the Portfolio for investment through a Variable Contract have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The insurance company that uses the Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio's shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to variable contract owners. For ease of reference throughout the Proxy Statement/Prospectus, contract holders will be referred to as "shareholders" of the Portfolios.

      Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), Large Company Value Portfolio would transfer all of its assets to MagnaCap Portfolio in exchange for shares of beneficial interest of MagnaCap Portfolio and the assumption by MagnaCap Portfolio of Large Company Value Portfolio's liabilities.

      Because you, as a shareholder of Large Company Value Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of MagnaCap Portfolio, this Proxy Statement also serves as a Prospectus for MagnaCap Portfolio. MagnaCap Portfolio is a diversified mutual fund. MagnaCap Portfolio's investment objective is to seek growth of capital, with dividend income as a secondary consideration. The Portfolio, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its assets in common stocks of large companies that the Sub-Adviser (Aeltus Investment Management, Inc. dba ING Aeltus Investment Management, Inc. ("ING Aeltus")) considers to be undervalued compared to the overall market. ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.

      This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreement. A Statement of Additional Information ("SAI") relating to this Proxy Statement dated September 9, 2003 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Class S Prospectus and the SAI for the Portfolios, dated May 1, 2003, which are incorporated herein by reference. Each Portfolio also provides periodic reports to its shareholders which highlight certain important information about the Portfolios, including investment results and financial information. The annual report for MagnaCap Portfolio, dated December 31, 2002, is incorporated herein by reference. You may receive a copy of the most recent Prospectus, SAI, SAI relating to the Proxy Statement, and annual report for either of the Portfolios without charge by contacting the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

      You can copy and review information about each Portfolio (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

      You should read this entire Proxy Statement/Prospectus carefully. You should also consult the Class S Prospectus for the Portfolios for more information about both of the Portfolios and the Reorganization Agreement, which is attached hereto as Appendix B.

THE PROPOSED REORGANIZATION

      On November 22, 2002, the Board of Trustees of Large Company Value Portfolio and MagnaCap Portfolio approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

      - the transfer of all of the assets of Large Company Value Portfolio to MagnaCap Portfolio in exchange for shares of beneficial interest of MagnaCap Portfolio;

      - the assumption by MagnaCap Portfolio of all of the liabilities of Large Company Value Portfolio;

      - the distribution of MagnaCap Portfolio shares to the shareholders of Large Company Value Portfolio; and

      -     the complete liquidation of Large Company Value Portfolio.

      MagnaCap Portfolio shares would then be distributed to shareholders of Large Company Value Portfolio so that each shareholder would receive a number of full and fractional shares of MagnaCap Portfolio equal to the aggregate value of shares of Large Company Value Portfolio held by such shareholder.

      As a result of the Reorganization, each owner of Class S shares of Large Company Value Portfolio would become a shareholder of Class S shares of MagnaCap Portfolio. The Reorganization is expected to be effective on November 8, 2003, or such other date as the parties may agree (the "Closing Date").

      Each shareholder will hold, immediately after the Closing Date, Class S shares of MagnaCap Portfolio having an aggregate value equal to the aggregate value of the Class S shares of Large Company Value Portfolio held by that shareholder as of the Closing Date.

      In considering whether to approve the Reorganization, you should note that:

      -     The Portfolios have substantially similar investment objectives;

      - The portfolio managers for both Large Company Value Portfolio and MagnaCap Portfolio use a disciplined value approach to investing in the common stocks of large companies, however:

            - until 9/30/03 MagnaCap Portfolio must also invest 80% of its assets in stocks meeting disciplined investment criteria with respect to valuation characteristics, dividends, and balance sheet strength;

            - after 9/30/03 the portfolio managers of MagnaCap Portfolio will seek to invest primarily in common stocks of large companies believed to be undervalued in comparison to the overall market;

      -     Both Portfolios have the same portfolio management team;

      - MagnaCap Portfolio is the larger fund ($23.6 million versus $1.7 million as of June 30, 2003); and

      - The Portfolios have substantially similar purchase options, exchange rights and redemption procedures;

      - The proposed Reorganization is expected to result in a reduction in total operating expenses for shareholders of Large Company Value Portfolio before taking management subsidies into account. For example, the unaudited total operating expenses before and after the Reorganization, expressed as an annual percentage of average daily net asset value per share for Class S shares of each Portfolio as of June 30, 2003, are as follows:

      BEFORE THE MERGER

                                                          CLASS S
                                                          -------
             -    Expenses of Large Company
                  Value Portfolio before
                  expense reimbursement from
                  management:                              2.43%

             -    Expenses of MagnaCap
                  Portfolio before expense
                  reimbursement from
                  management:                              1.38%

             -    Expenses of Large Company
                  Value Portfolio after
                  expense reimbursement from
                  management:(1)                           1.10%

             -    Expenses of MagnaCap
                  Portfolio after expense
                  reimbursement from
                  management:(1)                           1.10%

      AFTER THE MERGER

             -    Pro Forma estimated expenses
                  before reimbursement from
                  management:                              1.56%(2)

             -    Pro Forma estimated expenses
                  after expense reimbursement
                  from management:(1)                      1.17%(2)

      --------------------------------------

      (1) ING Investments has entered into an expense limitation agreement with Large Company Value Portfolio and MagnaCap Portfolio that limits expenses to 1.10% for the Class S shares of each Portfolio. The expense limitation agreement is contractual and will continue at least through December 31, 2003. Thereafter, the expense limitation agreement shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

      (2) Includes 0.07% of estimated one-time merger expenses which are excluded from the expense limitation agreement.

Approval of the Reorganization Agreement requires the affirmative vote of the holders of a majority of the shares of Large Company Value Portfolio. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

      AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF LARGE COMPANY VALUE PORTFOLIO UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

      The following summarizes the investment objective, strategies and management differences, if any, between MagnaCap Portfolio and Large Company Value Portfolio:


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                            LARGE COMPANY VALUE PORTFOLIO                                   MAGNACAP PORTFOLIO

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INVESTMENT        Seeks long-term capital appreciation.  Income is      Seeks growth of capital, with dividend income as a
OBJECTIVE         a secondary objective.                                secondary consideration.
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INVESTMENT                                                              INVESTMENT STRATEGIES EFFECTIVE SEPTEMBER 30, 2003 (THESE
STRATEGIES                                                              INVESTMENT  STRATEGIES  WILL BE IN  EFFECT ON THE DATE OF
                                                                        THE REORGANIZATION):

                  -    Normally invests at least 80% of its             -   Normally invests at least 80% of its assets in
                       assets in common stocks of large companies.          common stocks of large companies.

                  -    Normally invests in companies that the           -   Normally invests in companies that the
                       Adviser considers to be undervalued                  Sub-Adviser, using a disciplined value approach,
                       compared to the overall stock  market.  The          considers to be undervalued compared to the overall
                       Adviser considers large companies to                 stock market.The Fund will generally invest in
                       consist of the 500 largest  U.S. companies,          larger companies that are included in the 500 largest
                       as measured by total revenues, net assets,           U.S. companies, as measured by total revenues, net
                       cash flow, or earnings, or the 1,000                 assets, cash flow or earnings, or the 1,000 largest
                       largest U.S. companies, as measured by               companies as measured by equity market
                       equity market capitalization.  Within this           capitalization.  Among the criteria the Sub-Adviser
                       universe of large well-established                   will consider are whether companies have increased
                       companies, the Adviser will use a                    dividends or had the financial capability to have
                       disciplined value approach to select                 increased dividends over the past 10 years.  The
                       investments that the Adviser considers to            Sub-Adviser also analyzes candidates for investment
                       be undervalued compared to the overall               for some catalyst or vector of change  that may lead
                       market.  The Adviser also analyzes                   to an  increase  in the share  price.  May invest the
                       candidates for investment for some catalyst          remaining  20% of its assets  in  other  types of
                       or vector of change that may spark an                securities,  including foreign securities and smaller
                       increase in the share price.  May invest             companies.
                       the remaining 20% of its assets in other
                       types of securities, including foreign
                       securities and smaller companies.

                                                                        INVESTMENT  STRATEGIES PRIOR TO SEPTEMBER 30, 2003 (THESE
                                                                        INVESTMENT  STRATEGIES  WILL NOT BE IN EFFECT ON THE DATE
                                                                        OF THE REORGANIZATION):

                                                                        -   Normally invests at least 80% of its assets in
                                                                            stocks that meet the following criteria:

                                                                        -   Attractive Valuation Characteristics --
                                                                            Companies with market capitalizations above  $2
                                                                            billion are screened for relatively attractive
                                                                            valuation characteristics.  Multiple valuation
                                                                            measures may be considered including: price to
                                                                            earnings ratios; price to book value ratios; price
                                                                            to cash flow ratios; price to sales ratios; and
                                                                            enterprise value to earnings before interest, taxes,
                                                                            depreciation and amortization.  Companies selling at
                                                                            low  valuations compared to their expected growth
                                                                            rates will also be considered.

                                                                        -   Dividends  -- A company must have increased its
                                                                            dividends or had the financial capability to have

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                            LARGE COMPANY VALUE PORTFOLIO                                   MAGNACAP PORTFOLIO

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                                                                            increased its dividends over the past 10 years.

                                                                        -   Balance Sheet  Strength  --  If a company has
                                                                            long-term debt, it must be rated  investment grade by
                                                                            at least one  nationally recognized rating agency.
                                                                            In the event the company has no material long-term
                                                                            debt, the company must be rated investment grade by
                                                                            at least one nationally recognized rating agency.

                                                                        Candidates for investment are also analyzed for some
                                                                        catalyst or vector of change that may spark an increase
                                                                        in share price.

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PRINCIPAL             The equity securities in which the Portfolio      PRINCIPAL INVESTMENTS EFFECTIVE SEPTEMBER 30, 2003 (THESE
INVESTMENTS           may invest include common stock, convertible      PRINCIPAL  INVESTMENTS  WILL BE IN  EFFECT ON THE DATE OF
                      securities, rights, warrants, and                 THE REORGANIZATION):
                      exchange-traded index funds (ETFs).  To the
                      degree that the Portfolio invests  assets in      -   May invest in common stocks, convertible
                      non-U.S.  securities, it  may hedge the               securities, rights or warrants.  The Portfolio's
                      currency risk of these holdings with the use          investments may focus on particular sectors
                      of forward contracts or options on                    depending on the portfolio manager's perception of
                      currencies.  Although the Portfolio  normally         the market environment.
                      will be invested as fully as  practicable  in
                      equity securities, assets that are not            -   Although the Portfolio normally will be invested
                      invested in equity securities may be                  as fully as practicably in equity securities, assets
                      invested in high quality debt securities              that are not  invested in equity securities may be
                      including bonds, notes, debentures, and               invested in high quality debt securities.
                      short-term investments.
                                                                        PRINCIPAL  INVESTMENTS PRIOR TO SEPTEMBER 30, 2003 (THESE
                                                                        PRINCIPAL  INVESTMENTS  WILL NOT BE IN EFFECT ON THE DATE
                                                                        OF THE REORGANIZATION):

                                                                        -   May invest in common stocks, convertible
                                                                            securities, rights or warrants. Normally, the
                                                                            Portfolio's investments are generally in larger
                                                                            companies that are  included in the 500 largest U.S.
                                                                            companies as measured by sales, cash flow, earnings,
                                                                            or net assets.  The remainder of the Portfolio's
                                                                            assets may be invested in equity securities that the
                                                                            portfolio  manager  believes have growth potential
                                                                            because they  represent an attractive value, but
                                                                            which  may not meet the above criteria.  The
                                                                            Portfolio's investments may focus on particular
                                                                            sectors depending on the portfolio manager's
                                                                            perception of the market environment.

                                                                        Although the Portfolio normally will be invested as fully
                                                                        as practicably in equity securities, assets that are not
                                                                        invested in equity securities may be invested in high
                                                                        quality debt securities.  The Portfolio may invest up to
                                                                        5% of its assets, measured at the time of investment, in
                                                                        foreign securities.

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INVESTMENT                      ING Investments, LLC                                       ING Investments, LLC
ADVISER

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SUB-ADVISER             Aeltus Investment Management, Inc.                         Aeltus Investment Management, Inc.

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                            LARGE COMPANY VALUE PORTFOLIO                                   MAGNACAP PORTFOLIO

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PORTFOLIO                     William F. Coughlin(1)                                     William F. Coughlin(1)
MANAGERS

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(1) Mr. Coughlin has been primarily responsible for the management of both Portfolios since April 2003. Prior to April 2003, the Portfolios had the same portfolio manager since June 2001.

      As you can see from the chart above, the investment objectives of the Portfolios are substantially similar. The Portfolios also invest in substantially similar types of companies, as both Portfolios invest 80% of their assets in common stocks of large companies while employing a disciplined value investment approach. Even under MagnaCap Portfolio's current policies, there is substantial commonality in objective and strategies in that a factor for security selection for MagnaCap Portfolio is attractive valuation characteristics; which is the factor stressed for Large Company Value Portfolio.

COMPARISON OF PORTFOLIO CHARACTERISTICS

      The following table compares certain characteristics of the portfolios of the Funds as of June 30, 2003:


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                                                    Large Company Value Portfolio                    MagnaCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                   $1,694,763                                  $23,613,431
------------------------------------------------------------------------------------------------------------------------------------
Number of Holdings                                               41                                          41
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate(1)                                      81%                                         95%
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Average market capitalization of companies                  $23.5 billion                               $27.3 billion
in Portfolio
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Market capitalization range of companies
in Portfolio (as a % of net assets)
    Holdings in companies with market
    capitalizations over $10 billion:                           90.0%                                       91.6%
    Holdings in companies with market
    capitalizations between $5 billion and
    $10 billion:                                                 5.0%                                        3.0%
    Holdings in companies with market
    capitalizations under $5 billion:                            2.2%                                        1.4%
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Top 5 Industries                            Diversified Financial Services        13.7%  Diversified Financial Services       13.6%
(as % of net assets)
                                            Oil and Gas                           13.5%  Oil and Gas                          12.3%
                                            Insurance                              6.8%  Insurance                             6.9%
                                            Banks                                  5.8%  Banks                                 5.8%
                                            Telecommunications                     4.7%  Telecommunications                    4.9%
------------------------------------------------------------------------------------------------------------------------------------
U.S Equity Securities (as a % of net
assets)                                                                           84.8%                                       92.4%
Foreign Securities (as a % of net assets)                                         12.4%                                        3.6%
------------------------------------------------------------------------------------------------------------------------------------
Top 10 Holdings
(as a % of net assets)                      Altria Group Inc.                      4.0%  Altria Group Inc.                     4.1%
                                            Honeywell Intl., Inc.                  3.5%  Honeywell Intl., Inc.                 3.9%
                                            BP PLC                                 3.2%  Exxon Mobil Corp.                     3.3%

------------------------------------------------------------------------------------------------------------------------------------
                                                    Large Company Value Portfolio                    MagnaCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                            General Dynamics Corp.                 3.2%  Hewlett Packard Co.                   3.3%
                                            ChevronTexaco Corp.                    3.2%  Fannie Mae                            3.2%
                                            Fannie Mae                             3.2%  Freddie Mac                           3.1%
                                            Koninklijke Philips Electronics        3.0%  Emerson Electric Co.                  3.0%
                                            Emerson Electric Co.                   3.0%  Wells Fargo & Co.                     3.0%
                                            Freddie Mac                            3.0%  Washington Mutual Inc.                3.0%
                                            Wells Fargo & Co.                      2.9%  American Intl. Group, Inc.            2.8%
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(1)   For the six months ended June 30, 2003.

RELATIVE PERFORMANCE

      The following table shows, for the periods shown, the unaudited average annual total return for: (i) Class S shares of Large Company Value Portfolio;
(ii) shares of MagnaCap Portfolio; (iii) the S&P 500 Index; and (iv) the S&P Barra Value Index. Performance of the Portfolios in the table below does not reflect the deduction of expenses and charges which are, or may be imposed under your annuity contract or life insurance policy, and would be lower if it did. An index has no cash in its portfolios, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Each Portfolio's past performance is not an indication of its future performance.

  CALENDAR       LARGE COMPANY                                      S&P BARRA
    YEAR/            VALUE           MAGNACAP          S&P 500         VALUE
PERIOD ENDED      PORTFOLIO(1)     PORTFOLIO(2)(3)     INDEX(4)      INDEX(5)
------------      ------------     --------------      --------      --------
  12/31/01              N/A           -10.44%          -11.87%        -11.71%
  12/31/02           -22.39%          -22.99%          -22.10%        -20.86%
  06/30/03            10.06%          11.32%            11.77%        12.29%

--------------------

(1) Class S shares of Large Company Value Portfolio commenced operations on July 31, 2001.

(2) Class S shares of MagnaCap Portfolio commenced operations on May 7, 2001. For the period ended December 31, 2001, the table reflects the performance of Class R shares of the MagnaCap Portfolio because Class S shares of the Portfolio did not have a full year's performance. The performance of Class S shares would have been lower due to the higher expenses of Class S shares. Class R shares of MagnaCap Portfolio commenced operations on May 8, 2000.
(3) Effective September 30, 2003, MagnaCap Fund will change its investment strategies. Prior to this date, the investment strategies for the Fund were different, although attractive valuation characteristics were part of the prior strategy. In particular, under the former investment strategy, at least 80% of the Fund's assets were invested in companies that met three criteria: (1) attractive valuation characteristics; (2) a strong balance sheet; and (3) the company had increased its dividends or had the capability to have increased its dividends over the past 10 years.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.

PERFORMANCE OF MAGNACAP PORTFOLIO

      The following bar chart and tables provide an indication of the risks of investing in MagnaCap Portfolio by showing (on a calendar year basis) changes in MagnaCap Portfolio's annual total return from year to year and by showing (on a calendar year basis) how MagnaCap Portfolio's average annual returns for one year and since inception compare to those of the S&P 500 Index and the S&P Barra Value Index. Performance does not reflect the deduction of expenses and charges which are, or may be imposed under your annuity contract or life insurance policy, and would be lower if they did. MagnaCap Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. The S&P 500 Index and S&P Barra Value Index are unmanaged.

                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)

                                  [BAR CHART]

1993    1994    1995    1996    1997    1998    1999    2000     2001      2002
----    ----    ----    ----    ----    ----    ----    ----     ----      ----
                                                                -10.44    -22.99

(1) These figures are for the year ended December 31 of each year. The figures do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if it did.

(2) Class S shares of the MagnaCap Portfolio were first offered in 2001. The figure shown for the year 2001 provides the performance of Class R shares of the Portfolio. The figure shown for the year 2002 provides the performance of Class S shares of the Portfolio. Class R shares are offered in a separate Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same Portfolio of securities. The performance of Class S shares would have been lower due to the higher expenses of Class S shares. During the period shown in the chart, the Portfolio's best quarterly performance was 9.29% for the quarter ended December 31, 2002, and the Portfolio's worst quarterly performance was -22.29% for the quarter ended September 30, 2002.

(3) Effective September 30, 2003, MagnaCap Fund will change its investment strategies. Prior to this date, the investment strategies for the Fund were different, although attractive valuation characteristics were part of the prior strategy. In particular, under the former investment strategy, at least 80% of the Fund's assets were invested in companies that met three criteria: (1) attractive valuation characteristics; (2) a strong balance sheet; and (3) the company had increased its dividends or had the capability to have increased its dividends over the past 10 years.

The following table shows what the average annual total returns of MagnaCap Portfolio would equal if you averaged out actual performance over various lengths of time compared to the S&P 500 Index, an unmanaged index. The S&P 500 Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.


MAGNACAP PORTFOLIO -- AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 2002


                                              1 YEAR          SINCE INCEPTION
                                              ------          ---------------
 Class S return (1)                          -22.99%               -17.55%
 Class R return (2)                          -22.76%               -12.46%
 S&P 500 Index(3)                            -22.10%               -15.97%(4)
 S&P Barra Value Index(5)                    -20.86%               -10.47%(6)

 (1)   Class S shares commenced operations on March 7, 2001.

 (2)   Class R shares commenced operations on May 8, 2000.

 (3) S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
 (4) Index return is for the period beginning May 1, 2000. Index return for the period beginning March 1, 2001 is -17.72%.

 (5) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.

 (6) Index return is for the period beginning May 1, 2000. Index return for the period beginning March 1, 2001 is -16.53%.

      For a discussion by the Adviser regarding the performance of MagnaCap Portfolio for the fiscal year ended December 31, 2002, see Appendix A to this Proxy Statement/Prospectus. Additional information about MagnaCap Portfolio is included in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

      Because the Portfolios have investment objectives and strategies that are substantially similar, many of the risks of investing in MagnaCap Portfolio are substantially the same as the risks of investing in Large Company Value Portfolio. You may lose money on your investment in either Portfolio. The value of each Portfolio's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio's shares. The following summarizes the principal investment techniques and risks of investing in the Portfolios.

      Equity Securities. Both Large Company Value Portfolio and MagnaCap Portfolio are subject to risks associated with investing primarily in equity securities and equity equivalent securities (preferred stocks, convertible securities, warrants and other stock purchase rights) including market risk, issuer risk, credit risk, price volatility risk and market trends risk. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Credit risk is the risk that an issuer may not be able to meet its financial obligations when due, including payments on outstanding debt. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Market trends risk is the risk that from time to time, the stock market may not favor the value securities in which the Portfolios invest. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

      Inability to Sell Securities. Both Portfolios may invest a portion of their assets (not more than 20%, measured at the time of investment) in the equity securities of smaller companies. These securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size companies, securities that originate from small offerings, and foreign securities. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

      Foreign Securities. Both the Large Company Value Portfolio and MagnaCap Portfolio may invest a portion of their assets (not more than 20%, measured at the time of investment) in foreign securities. There are certain risks in owning foreign securities, including: (i) fluctuations in currency exchange rates; (ii) devaluation of currencies; (iii) political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; (iv) reduced availability of public information concerning issuers; (v) accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; and (vi) limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.

      Convertible Securities. Both Portfolios may invest in convertible securities. The value of a convertible securities will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Portfolios may be required to redeem or convert a convertible security before they would otherwise choose.

      Risks of Using Derivatives. The Large Company Value Portfolio is subject to the risks of using derivatives. To the extent that this Portfolio invests in non-U.S. securities, the Portfolio may hedge the currency risks of holding such securities by utilizing forward contracts and options on currencies. Derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce the returns of the Portfolio.

      Exchange-Traded Index Funds. The Large Company Value Portfolio may invest in ETFs. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the ETFs' underlying NAVs. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio will receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Portfolio.

      Temporary Defensive Strategies. When the Adviser anticipates unusual market or other conditions, the Portfolios may temporarily depart from their principal investment strategies as a defensive measure. To the extent either Portfolio is engaged in temporary defensive investments, it may not be pursuing its investment objective.

                         COMPARISON OF FEES AND EXPENSES

      The following discussion describes and compares the fees and expenses of the Portfolios. For further information on the fees and expenses of MagnaCap Portfolio, see "Appendix C: Additional Information Regarding MagnaCap Portfolio."

MANAGEMENT FEES

      Large Company Value Portfolio and MagnaCap Portfolio pay a management fee of 0.75% of the Portfolio's average daily net assets. Additionally, ING Investments, LLC ("ING Investments" or "Adviser") pays Aeltus Investment Management, Inc. ("ING Aeltus") a sub-advisory fee of 0.3375% of Large Company Value Portfolio's average daily net assets and 0.3375% of MagnaCap Portfolio's average daily net assets for its services as sub-adviser to the Portfolios.

ADMINISTRATIVE FEES

      Large Company Value Portfolio and MagnaCap Portfolio each pay an annual administrative fee of 0.10% of the average daily net assets of each Portfolio.

SERVICE FEES

      The Large Company Value Portfolio and MagnaCap Portfolio each has adopted a Shareholder Services Plan (the Plan) for its Class S shares. Under the Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their shareholders.

EXPENSE LIMITATION ARRANGEMENTS

      Expense limitation agreements are in place for both Portfolios. Under the terms of the expense limitation agreements, ING Investments has agreed to limit the expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The current expense limitation agreement for each Portfolio is contractual and provides that it will remain in effect through at least December 31, 2003. There can be no assurance that the expense limitation agreements will be continued after this date. The expense limitations for Class S shares of Large Company Value Portfolio and MagnaCap Portfolio are 1.10%. This information and similar information is shown in the table below entitled "Annual Portfolio Operating Expenses."

EXPENSE TABLES

      The current expenses of each Portfolio and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses of the Portfolios are based upon the operating expenses incurred by Class S shares of the Portfolios for the period ended June 30, 2003. Pro forma fees show estimated fees of MagnaCap Portfolio after giving effect to the proposed Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.

                 ANNUAL PORTFOLIO OPERATING EXPENSES (UNAUDITED)
 (expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets) (1)

                                    MANAGEMENT                      OTHER     TOTAL OPERATING   FEE WAIVER        NET
                                       FEES       SERVICE FEES     EXPENSES       EXPENSES     BY ADVISER(2)    EXPENSES
                                       ----       ------------     --------       --------     -----------      --------
CLASS S
  Large Company Value Portfolio        0.75%          0.25%         1.43%           2.43%         1.33%           1.10%
  MagnaCap Portfolio                   0.75%          0.25%         0.38%           1.38%         0.28%           1.10%
  MagnaCap Portfolio
       After the Reorganization
       (Estimated Pro Forma)           0.75%          0.25%         0.37%           1.37%         0.27%           1.10%
       (Estimated Pro Forma with
         one time merger expenses)     0.75%          0.25%         0.44%(3)        1.44%(3)      0.27%(3)        1.17%(3)


----------

(1) The fiscal year end for Large Company Value Portfolio and MagnaCap Portfolio is December 31. Presented are based on the semi-annual period ended June 30, 2003.

(2) ING Investments has entered into an expense limitation agreement with Large Company Value Portfolio and MagnaCap Portfolio under which it will limit the expenses of the Portfolios (excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years) to 1.10% for Class S shares of each Portfolio. The expense limitation agreements are contractual and will continue at least through December 31, 2003. Thereafter, the expense limitation agreements renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then-current term or upon termination of the investment management agreement.

(3) Includes 0.07% of estimated one-time merger expenses which are excluded from the expense limitation agreement.

      Following the Reorganization, certain holdings of Large Company Value Portfolio that are transferred to MagnaCap Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for MagnaCap Portfolio, and the realization of taxable gains or losses for MagnaCap Portfolio.

      Examples. The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio. The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses. Your actual costs may be higher or lower.

                                                                           ESTIMATED PRO FORMA: THE PORTFOLIOS
                  LARGE COMPANY VALUE PORTFOLIO     MAGNACAP PORTFOLIO                  COMBINED*
                             CLASS S                     CLASS S                         CLASS S
                             -------                     -------                         -------
1 YEAR(1)                     $  112                      $  112                          $  119
3 YEARS                       $  630                      $  409                          $  414
5 YEARS                       $1,175                      $  729                          $  731
10 YEARS                      $2,665                      $1,633                          $1,629

----------

*     Estimated.

(1) The 1-year examples take into account the expense waiver/reimbursement described under "Expense Limitation Arrangement" above.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

      The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix B.

      The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of Large Company Value Portfolio in exchange for shares of beneficial interest of MagnaCap Portfolio and the assumption by MagnaCap Portfolio of all of Large Company Value Portfolio's liabilities; and
(ii) the distribution of shares of MagnaCap Portfolio to shareholders of Large Company Value Portfolio, as provided for in the Reorganization Agreement. Large Company Value Portfolio will then be liquidated.

      After the Reorganization, each shareholder of Large Company Value Portfolio will own shares of MagnaCap Portfolio having an aggregate value equal to the aggregate value of the shares in Large Company Value Portfolio held by that shareholder as of the Closing Date. Shareholders of Class S shares of Large Company Value Portfolio will receive the same Class of shares of MagnaCap Portfolio.

      Until the Closing Date, shareholders of the Large Company Value Portfolio will continue to be able to exchange their shares for shares of another portfolio in accordance with the provisions in their variable insurance contract prospectus. Exchange requests received after the Closing Date will be treated as requests received by MagnaCap Portfolio for the exchange of its shares.

      The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Large Company Value Portfolio. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix B to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

      The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments also believes that the reorganizations may benefit shareholders by resulting in surviving funds with a greater asset base. This is expected to provide greater investment opportunities for the surviving funds and the potential to take larger portfolio positions.

      The proposed Reorganization was presented to the Board of Trustees of Large Company Value Portfolio and MagnaCap Portfolio for consideration at a meeting held on November 22, 2002. For the reasons discussed below, the Trustees of the Portfolios, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Portfolios, determined that the interests of the shareholders of either Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of both Portfolios and their shareholders.

      The Reorganization will allow Large Company Value Portfolio's shareholders to continue to participate in a professionally-managed portfolio that seeks to achieve growth of capital, with dividend income as a secondary consideration, through investment in equity securities and equity equivalents of large companies. Additionally, the Reorganization is expected to result in lower total operating expenses for Class S shares of Large Company Value Portfolio before taking management subsidies into account. Shares of the Portfolios may be exchanged for shares of any other Portfolio before taking management subsidies into account.

BOARD CONSIDERATIONS

      The Board of Trustees of Large Company Value Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

      - the plans of management to reduce overlap in funds in the ING Fund complex;

      -     the potential benefits of the transaction to shareholders;

      - the relative investment performance of Large Company Value Portfolio as compared to MagnaCap Portfolio;

      - expense ratios and information regarding fees and expenses of Large Company Value Portfolio and MagnaCap Portfolio, including the expense limitation arrangements offered by ING Investments;

      -     the relative size of the Portfolios;

      - whether the Reorganization would dilute the interests of either Portfolio's current shareholders;

      - the similarity of investment objectives and strategies of MagnaCap Portfolio with those of Large Company Value Portfolio;

      - the fees or expenses that will be borne directly or indirectly by the Portfolios in connection with the merger;

      -     any benefits that may be realized by the Adviser; and

      - the tax consequences of the Reorganization to Large Company Value Portfolio and its shareholders, including the tax-free nature of the transaction.

      The Board of Trustees also considered the future potential benefits to ING Investments in that its costs to administer both Portfolios may be reduced if the Reorganization is approved.

      THE TRUSTEES OF LARGE COMPANY VALUE PORTFOLIO RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH MAGNACAP PORTFOLIO.

TAX CONSIDERATIONS

      The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither Large Company Value Portfolio nor its shareholders, nor MagnaCap Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

      Immediately prior to the Reorganization, Large Company Value Portfolio will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of Large Company Value Portfolio's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of Large Company Value Portfolio's shareholders to the extent that such shareholders are subject to tax on dividends.

      As of December 31, 2002, Large Company Value Portfolio and MagnaCap Portfolio had accumulated capital loss carryforwards of approximately $60,467 and $896,162, respectively. After the Reorganization, the losses of Large Company Value Portfolio generally will be available to MagnaCap Portfolio to offset its capital gains, although a portion of the amount of these losses that may offset MagnaCap Portfolio's capital gains in any given year will be limited due to this Reorganization. The ability of MagnaCap Portfolio to use losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-reorganization shareholders of each Portfolio. After the Reorganization, however, these benefits will inure to the benefit of all post-reorganization shareholders of MagnaCap Portfolio.

EXPENSES OF THE REORGANIZATION

      ING Investments will bear half the cost of the Reorganization. The Portfolios will bear the other half of the expenses related to the proposed Reorganization, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the SEC. Of the Reorganization expenses allocated to the Portfolios, each Portfolio will bear a pro rata portion based on its relative net asset values immediately before the Closing Date.

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

FORM OF ORGANIZATION

      Large Company Value Portfolio and MagnaCap Portfolio are both diversified series of ING Variable Products Trust, an open-end management investment company organized as a Massachusetts business trust. ING Variable Products Trust is governed by a Board of Trustees consisting of eleven members. For more information on the history of the Portfolios, see the SAI.

DISTRIBUTOR

      ING Funds Distributor, LLC (the "Distributor"), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for both Portfolios.

DIVIDENDS AND OTHER DISTRIBUTIONS

      Both MagnaCap Portfolio and Large Company Value Portfolio pay dividends from net investment income and net capital gains, if any, on a quarterly basis. As a contract owner invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own. Since the sole shareholders of the Portfolios are separate accounts, no discussion is included as to the federal income tax consequences at the shareholder level.

      If the Reorganization Agreement is approved by Large Company Value Portfolio's shareholders, then as soon as practicable before the Closing Date, Large Company Value Portfolio will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

      The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2003, and on a pro forma basis as of June 30, 2003 giving effect to the Reorganization:

                                                                                           NET ASSET VALUE      SHARES
                                                                            NET ASSETS        PER SHARE       OUTSTANDING
                                                                            ----------        ---------       -----------
LARGE COMPANY VALUE PORTFOLIO

   Class S                                                                  $ 1,694,763      $      8.70          194,823

MAGNACAP PORTFOLIO

   Class R                                                                  $ 5,802,916      $      7.58          765,785

   Class S                                                                  $17,810,515      $      7.61        2,340,315
                                                                            -----------
   Total MagnaCap Portfolio                                                 $23,613,431

PRO FORMA - MAGNACAP PORTFOLIO INCLUDING LARGE COMPANY VALUE PORTFOLIO

   Class R                                                                  $ 5,799,477(1)   $      7.57          765,785

   Class S                                                                  $19,493,717(1)   $      7.61        2,563,008
                                                                            --------------
   Total Pro Forma MagnaCap Portfolio                                       $25,293,194(1)


(1) Includes one-time merger expenses allocated pro-rata based on net assets totaling an estimated $15,000 to be paid by the Portfolios.

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

      Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about September 9, 2003. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

      If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-992-0180.

      A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Large Company Value Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Large Company Value Portfolio that may be presented at the Special Meeting.

VOTING RIGHTS

      Only shareholders of Large Company Value Portfolio at the close of business on July 28, 2003 (the "Record Date") will be entitled to be present and give voting instructions for Large Company Value Portfolio at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 202,647.9360 shares of Large Company Value Portfolio were outstanding and entitled to vote. Each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.

      Shares of Large Company Value Portfolio are sold to separate accounts of insurance companies ("Separate Accounts") and are used to fund variable annuity and/or variable life contracts ("Variable Contracts"). Variable contract owners who select the Portfolio for investment through a Variable Contract have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The insurance company that uses the Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio's shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to variable contract owners. Therefore, an insurance company will request voting instructions from the variable contract owner and will vote shares or other voting interests in the Separate Account in proportion to voting instructions received. An insurance company will also vote shares of the Portfolio held in its Separate Accounts for which no voting instructions have been received in the same proportion as it votes shares held in the Separate Accounts for which it has received instructions. Shares held by an insurance company in its general account, if any, must be voted in the same proportion as the votes cast with respect to shares held in all of the insurance company's separate accounts in the aggregate.

      Variable contract owners permitted to give instructions to the Portfolio and the number of shares for which such instructions may be given for purposes of voting at the Special Meeting, and any adjournment thereof, will be determined as of the Record Date. In connection with the solicitation of such instructions from variable contract owners, it is expected that the respective insurance companies will furnish a copy of this Proxy Statement/Prospectus to variable contract owners.

      If a variable contract owner wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the variable contract owner may still submit the Proxy Ballot(s) originally sent with the Proxy Statement/Prospectus or attend in person. All persons entitled to direct the voting of shares, whether they are variable contract owners or shareholders, are described as voting for purposes of this Proxy Statement/Prospectus.

      Approval of the Reorganization Agreement requires the affirmative vote of the holders of a majority of the shares of Large Company Value Portfolio. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. In the absence of a quorum, a majority of outstanding shares entitled to vote present in person or by proxy may adjourn the meeting from time to time until a quorum shall be present.

      To the knowledge of ING Investments, as of August 12, 2003, no current Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.

      Appendix D hereto lists the persons that, as of August 12, 2003, owned beneficially or of record 5% or more of the outstanding shares of any Class of Large Company Value Portfolio or MagnaCap Portfolio.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

      Large Company Value Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy
Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

      Large Company Value Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Large Company Value Portfolio's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

      ING Investments will furnish, without charge, a copy of the most recent Annual Report regarding either of the Portfolios and a more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to the Portfolio at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

      IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                                              /s/ Kimberly A. Anderson

                                              Kimberly A. Anderson,
                                              Vice President and Secretary

September 9, 2003
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A

            PORTFOLIO MANAGERS' REPORT FOR ING VP MAGNACAP PORTFOLIO

      Set forth below is an excerpt from ING VP MagnaCap Portfolio's Semi-Annual Report, dated June 30, 2003, regarding the Portfolio's performance.

                                     * * * *

      PORTFOLIO MANAGEMENT: A team of investment professionals led by William F. Coughlin, CFA, ING Investments, LLC.

      GOAL: The ING VP MagnaCap Portfolio ("the Portfolio") seeks growth of capital, with dividend income as a secondary consideration.

      MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P 500, with the Index increasing 11.77% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 15.37% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

      PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 11.32% compared to the S&P Barra Value Index and S&P 500, which returned 12.29% and 11.77%, respectively.

      PORTFOLIO SPECIFICS: During this period, the primary source of the underperformance was sector selection, although the components were individually small. In the largest case, we underweighted utilities, which was the best performing sector in the Index. By contrast, the aggregate effect of stock selection was minor, although some of the components were individually significant. Stock selection in financials and the consumer sectors had an adverse effect on performance, while stock selection in health care and industrials was positive. Over the last six months, portfolio sector weights underwent significant change. The primary change was to move to an overweight in financials and reduced the underweight in the consumer sectors. This was financed by increased underweights in technology and health care. However, our security selection in the financial services sector has been disappointing. Specifically, Freddie Mac and Fannie Mae (both government-sponsored enterprises engaged in the mortgage markets) were hampered by various accounting issues and management resignations. Both stocks have declined as considerable debate has emerged as how best to reflect hedging strategies in their public financial statements.

      MARKET OUTLOOK: Value stocks have recently been trailing their growth counterparts. While we believe this is a short-term reactionary move, equities across the spectrum are very reasonably priced today. This, in combination with low interest rates and fairly indifferent/low consumer sentiment, makes for one of the best investment opportunities we have seen in at least five years. Adding in such factors as stock market fear, post-war reconstruction uncertainty, record low interest rates, and a business environment that has been extremely conservative, we believe the upside potential for our equity market far exceeds the downside risk.

        AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003

                                                             SINCE INCEPTION
                                               1 YEAR             5/3/01
                                               ------             ------
      Class S                                  -5.53%            -9.40%
      S&P Barra Value Index                    -1.84%           -10.51%(1)
      S&P 500 Index                             0.25%            -9.39%(1)

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(1)   Since inception performance for the index is shown from 5/1/01.

      The table above illustrates the total return of ING VP MagnaCap Portfolio against the S&P Barra Value Index and the S&P 500 Index. The Indices are unmanaged and have no cash in their portfolio, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

      Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

      Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

      PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

      This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

      THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

      Portfolio holdings are subject to change daily.

      PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economic, and political risks not found in domestic investments. The value of convertible debt may fall when interest rates rise.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 22nd day of November, 2002, by and between ING Variable Products Trust, a Massachusetts business trust (the "Trust") with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of the ING VP MagnaCap Portfolio (the "Acquiring Portfolio"), a separate series of the Trust, and ING Variable Products Trust, on behalf of the ING VP Large Company Value Portfolio (the "Acquired Portfolio"), another separate series of the Trust.

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class S voting shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of an open-end, registered investment company of the management type, and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

      WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

      WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

      1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio's assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets with respect to Class S, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of Class S, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Portfolio as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Portfolio, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio, on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

      1.3. The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall also assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

      1.4. Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), on a pro rata basis, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Portfolio's shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Class S Acquiring Portfolio Shares to be so credited to Class S Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio.

      1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent, as defined in paragraph 3.3.

      1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.    VALUATION

      2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange ("NYSE") and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

      2.2. The net asset value of a Class S Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio's then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

      2.3. The number of the Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio's Assets shall be determined by dividing the value of the net assets with respect to the Class S shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

      2.4. All computations of value shall be made by the Acquired Portfolio's designated record keeping agent and shall be subject to review by the Acquiring Portfolio's record keeping agent.

3.    CLOSING AND CLOSING DATE

      3.1. The Closing Date shall be November 8, 2003, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

      3.2. The Acquired Portfolio shall direct State Street Bank and Trust Company, as custodian for the Acquired Portfolio (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Portfolio Custodian to the custodian for the Acquiring Portfolio for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver, as of the Closing Date by Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Portfolio's Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

      3.3. The Acquired Portfolio shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class S shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

      3.4. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees, respectively, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.    REPRESENTATIONS AND WARRANTIES

      4.1. The Trust on behalf of the Acquired Portfolio, represents and warrants as follows:

      (a) The Acquired Portfolio is duly organized as a series of the Trust which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust ("Declaration of Trust") to own all of its Assets and to carry on its business as it is now being conducted;

      (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

      (d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (e) On the Closing Date, the Trust, on behalf of the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

      (f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Acquired Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Portfolio is a party or by which it is bound;

      (g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

      (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio, or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquired Portfolio's financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Portfolio's business or the Acquired Portfolio's ability to consummate the transactions herein contemplated;

      (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Portfolio as of December 31, 2002 have been audited by KPMG LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (j) Since December 31, 2002, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

      (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

      (m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

      (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

      (p) The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration Statement, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

      4.2. The Trust, on behalf of the Acquiring Portfolio, represents and warrants as follows:

      (a) The Acquiring Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

      (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

      (d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (e) On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

      (f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or
(ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Acquiring Portfolio, is a party or by which it is bound;

      (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio's financial condition or the conduct of its business. The Trust on behalf of the Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Portfolio's business or the Acquiring Portfolio's ability to consummate the transactions herein contemplated;

      (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Portfolio as of December 31, 2002 have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (i) Since December 31, 2002, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph
(i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change;

      (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

      (l) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquiring Portfolio) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

      (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Acquiring Portfolio and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (n) Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquiring Portfolio);

      (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

      (p) That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.    COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

      5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

      5.2. The Trust will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3. The Acquired Portfolio covenants that the Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

      5.4. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.5. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class S Acquiring Portfolio Shares received at the Closing.

      5.6. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

      5.7. The Trust, on behalf of the Acquired Portfolio, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Portfolio's, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) Trust's, on behalf of the Acquiring Portfolio's, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

      5.8. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

      The obligations of the Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      6.2. The Acquiring Portfolio shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

      6.3. The Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

      6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of Class S to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

      The obligations of the Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust on behalf of the Acquired Portfolio of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1. All representations and warranties of the Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      7.2. The Trust shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

      7.3. The Acquired Portfolio shall have delivered to the Acquiring Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Portfolio shall reasonably request;

      7.4. The Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

      7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of Class S to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

      7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

      If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.1 on behalf of the Acquired Portfolio or the Acquiring Portfolio;

      8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

      8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5. The parties shall have received the opinion of Dechert addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.    BROKERAGE FEES AND EXPENSES

      9.1. The Trust, on behalf of the Acquiring Portfolio and the Acquired Portfolio, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2. The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquired and Acquiring Portfolios, and (2) half are borne by the Acquired and Acquiring Portfolios and will be paid by the Acquired Portfolio and Acquiring Portfolio pro rata based upon the relative net assets of the Acquired Portfolio and Acquiring Portfolio as of the close of business on the closing date. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1. The Trust agrees that it has not made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.   TERMINATION

      This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before January 31, 2004, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any of the parties including the Trust or its Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.   AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.   NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Kimberly
A. Anderson, with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

      14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of such party, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party as provided in the Declaration of Trust.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                           ING VARIABLE PRODUCTS TRUST on behalf
                                           of its ING VP LARGE COMPANY VALUE
                                           PORTFOLIO
         Attest:

         __________________________        By:__________________________________
         Secretary

                                           Title:_______________________________


                                           ING VARIABLE PRODUCTS TRUST
                                           on behalf of its ING VP MAGNACAP
                                           PORTFOLIO
         Attest:

         __________________________        By:__________________________________
         Secretary

                                           Title:_______________________________

                                                                      APPENDIX C

           ADDITIONAL INFORMATION REGARDING ING VP MAGNACAP PORTFOLIO

                             ("MAGNACAP PORTFOLIO")

                                SHAREHOLDER GUIDE

ABOUT YOUR INVESTMENT

      The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Group of companies. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Group.

      ING Funds Distributor, LLC, the Distributor for the Trust, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.

      You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

      The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult your variable contract prospectus for additional information about how this works.

      The Trust currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable insurance policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

      The Trust may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.

MANAGEMENT OF MAGNACAP PORTFOLIO

      INVESTMENT ADVISER. ING Investments, LLC ("ING Investments" of "ING") an Arizona limited liability company, serves as the investment adviser to MagnaCap Portfolio. ING Investments has overall responsibility for management of MagnaCap Portfolio. ING Investments has engaged a Sub-Adviser to provide the day-to-day management of the MagnaCap Fund's portfolio. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of the Fund. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser as well as the custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. As of May 31, 2003, ING Investments managed over $34.6 billion in assets.

      SUB-ADVISER. Aeltus Investment Management, Inc. ("ING Aeltus"), a registered investment adviser, is responsible for providing the day-to-day management of MagnaCap Fund. ING Aeltus is an indirect, wholly-owned subsidiary of ING Groep, N.V. (NYSE:ING) ("ING Group") and an affiliate of ING Investments. ING Aeltus has been managing client assets for more than a quarter century and as of May 31, 2003, managed over $41 billion in assets.

      MagnaCap Fund has been managed by a team of investment professionals led by William F. Coughlin since April 2003. William F. Coughlin, Portfolio Manager, joined ING in April 2003. Prior to joining ING, Mr. Coughlin was Chief Investment Officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta Capital Management LLC, he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.

      PARENT COMPANY AND DISTRIBUTOR. ING Investments and ING Funds Distributor, LLC (the "Distributor") are indirect, wholly owned subsidiaries of ING Group. ING Group is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries, with over 100,000 employees.

SERVICE FEES-CLASS S SHARES

      The Trust has adopted a Shareholder Services Plan (the Plan) for the Class S shares of each Portfolio. The Plan allows the Trust's Administrator, ING Funds Services, LLC, to use payments under the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their shareholders including variable contract owners with interests in the portfolios. Services that may be provided under the Plan include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DETERMINATION OF NET ASSET VALUE

      The NAV per share of the Portfolio is determined each business day as of the close of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares of that class that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolio does not price its shares. Therefore, the value of the Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.

      In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

      When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

PRIVACY POLICY

      The Portfolio has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180 and select Option 1 or obtain a policy over the internet at www.ingfunds.com.

PORTFOLIO EARNINGS AND YOUR TAXES

      VP MagnaCap Portfolio distributes virtually all of its net investment income and net capital gains to shareholders in the form of dividends. The Portfolio declares and pays dividends quarterly.

      Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

      In order for the separate accounts to comply with regulations under
Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

      Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

      You should consult the variable contract prospectus or offering memorandum along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.

                              FINANCIAL HIGHLIGHTS

      The information in the table below has been derived from ING VP MagnaCap Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                                 CLASS S
                                                                              --------------------------------------------
                                                                                PERIOD
                                                                                 ENDED            YEAR            PERIOD
                                                                               JUNE 30,          ENDED            ENDED
                                                                                 2003         DECEMBER 31,     DECEMBER 31,
                                                                              (UNAUDITED)         2002           2001(1)
                                                                              -----------         ----           -------
      PER SHARE OPERATING PERFORMANCE:
          Net asset value, beginning of period                              $     6.85            8.98             9.59
          Income from investment operations:
          Net investment income                                             $     0.03            0.07             0.05
          Net realized and unrealized loss on investments                   $     0.74           (2.13)           (0.60)
          Total from investment operations                                  $     0.77           (2.06)           (0.55)
          Less distributions from:
          Net investment income                                             $     0.01            0.07             0.06
          Total distributions                                               $     0.01            0.07             0.06
          Net asset value, end of period                                    $     7.61            6.85             8.98
      TOTAL RETURN(2)                                                       %    11.32          (22.99)           (5.75)

      RATIOS AND SUPPLEMENTAL DATA:
          Net assets, end of period (000's)                                 $   17,811          12,843            5,854
          Ratio of expenses to average net assets after expense
              reimbursement(3)(4)                                           %     1.10            1.10             1.10
          Ratio of expenses to average net assets prior to expense
              reimbursement(3)                                              %     1.38            1.45             1.53
          Ratio of net investment income to average net assets
              after expense reimbursement(3)(4)                             %     0.99            1.01             1.13
          Portfolio turnover rate                                           %       95              47               72

----------

(1)   The Portfolio commenced offering of Class S shares on May 7, 2001.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)   Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                                                                      APPENDIX D

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

      The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio's outstanding shares as of August 12, 2003:

ING VP LARGE COMPANY VALUE PORTFOLIO

                                                                                                  PERCENTAGE OF COMBINED
      NAME AND ADDRESS OF               PERCENT OF CLASS OF SHARES         PERCENTAGE OF              PORTFOLIO AFTER
          SHAREHOLDER                      AND TYPE OF OWNERSHIP             PORTFOLIO              THE REORGANIZATION*
--------------------------------     --------------------------------    -----------------     ----------------------------
              N/A                                   N/A                         N/A                        N/A

ING VP MAGNACAP PORTFOLIO

                                                                                                  PERCENTAGE OF COMBINED
      NAME AND ADDRESS OF               PERCENT OF CLASS OF SHARES         PERCENTAGE OF              PORTFOLIO AFTER
          SHAREHOLDER                      AND TYPE OF OWNERSHIP             PORTFOLIO              THE REORGANIZATION*
--------------------------------     --------------------------------    -----------------     ----------------------------
ING Life Insurance & Annuity                21.36% of Class R,                  5.17%                      2.24%
Aces Separate Acct B                            Beneficial
Valuations Processing Dept
151 Farmington Ave - RSMA
Hartford CT 06156-0001

Security Life Insurance of                  21.89% of Class R,                  5.30%                      2.29%
Denver A VUL                                    Beneficial
Rte 5106 PO Box 20
Minneapolis MN 55440-0020

Reliastar Life Insurance Co                 54.67% of Class R,                 13.24%                      5.72%
FBO Select III Non Qualified                    Beneficial
Rte 5106 PO Box 20
Minneapolis MN 55440-0020

Golden American Life Insurance Co           96.41% of Class S,                 73.06%                     31.57%
1475 Dunwoody Dr                                Beneficial
West Chester PA 19380-1478

----------

* On a pro forma basis, assuming that the value of the shareholder's interest in the Portfolio on the date of consummation of the Reorganization is the same as on August 12, 2003.

                                     PART B

                           ING VARIABLE PRODUCTS TRUST

 ------------------------------------------------------------------------------


                       Statement of Additional Information

                               September 9, 2003


 ------------------------------------------------------------------------------



Acquisition of the Assets and Liabilities of:             By and in Exchange for Shares of:
ING VP Large Company Value Portfolio                      ING VP MagnaCap Portfolio
(a series of ING Variable Products Trust)                 (a series of ING Variable Products Trust)
7337 East Doubletree Ranch Road                           7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034                            Scottsdale, Arizona 85258-2034

This Statement of Additional Information is available to the shareholders of ING VP Large Company Value Portfolio in connection with a proposed transaction whereby all of the assets and liabilities of ING VP Large Company Value Portfolio, a series of ING Variable Products Trust, will be transferred to ING VP MagnaCap Portfolio, a series of ING Variable Products Trust, in exchange for shares of ING VP MagnaCap Portfolio.

This Statement of Additional Information of ING Variable Products Trust consists of this cover page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for ING VP Large Company Value Portfolio and ING VP MagnaCap Portfolio, dated May 1, 2003, as filed on April 28, 2003.

2. The Financial Statements of ING VP Large Company Value Portfolio and ING VP MagnaCap Portfolio are included in the Annual Report of ING Variable Products Trust dated December 31, 2002, as filed on March 4, 2003.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated September 9, 2003 relating to the Reorganization of ING VP Large Company Value Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

      Shown below are financial statements for each Portfolio and pro forma financial statements for the combined Portfolio, assuming the Reorganization is consummated, as of June 30, 2003. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio. The tables are followed by the Notes to the Pro Forma Financial Statements.

      STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                       ING VP
                                                                        ING VP          LARGE
                                                                       MAGNACAP     COMPANY VALUE    PRO FORMA         PRO FORMA
ASSETS:                                                                PORTFOLIO      PORTFOLIO     ADJUSTMENTS        COMBINED
                                                                       ---------      ---------     -----------        --------
Investments in securities at value*                                  $ 22,671,200   $  1,646,817                     $ 24,318,017
Short-term investments at amortized cost                                  849,000         66,000                          915,000
Cash                                                                          603             62                              665
Receivables:
     Portfolio shares sold                                                 91,761          1,518                           93,279
     Dividends and interest                                                26,771          1,885                           28,656
Prepaid expenses                                                               36             --                               36
Reimbursement due from manager                                              6,653          1,660                            8,313
                                                                     ------------   ------------   ------------      ------------
      Total assets                                                     23,646,024      1,717,942                       25,363,966
                                                                     ------------   ------------   ------------      ------------

LIABILITIES:
Payable for portfolio shares redeemed                                       1,754             --                            1,754
Payable to affiliates                                                      19,546          1,568                           21,114
Payable for trustee fees                                                      253          1,208                            1,461
Payable for merger expense                                                     --             --         15,000 (B)        15,000
Other accrued expenses and liabilities                                     11,040         20,403                           31,443
                                                                     ------------   ------------   ------------      ------------
      Total liabilities                                                    32,593         23,179         15,000            70,772
                                                                     ------------   ------------   ------------      ------------
NET ASSETS                                                           $ 23,613,431   $  1,694,763   $    (15,000)     $ 25,293,194
                                                                     ------------   ------------   ------------      ------------

NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                        25,391,310      1,848,711                       27,265,595
Accumulated net investment income                                          62,917          2,415        (15,000)(B)        50,332
Accumulated net realized loss on investments and foreign currencies    (2,420,416)      (183,906)                      (2,629,896)
Net unrealized appreciation of investments and foreign currencies         579,620         27,543                          607,163
                                                                     ------------   ------------   ------------      ------------
NET ASSETS                                                           $ 23,613,431   $  1,694,763   $    (15,000)       25,293,194
                                                                     ------------   ------------   ------------      ------------

* Cost of investments in securities                                  $ 22,091,580   $  1,619,274                       23,710,854

CLASS R:
      Net Assets                                                     $  5,802,916            n/a   $     (3,439)(B)  $  5,799,477
      Shares outstanding                                                  765,785            n/a                          765,785
      Net asset value and redemption price per share                 $       7.58            n/a                     $       7.57

CLASS S:
      Net Assets                                                     $ 17,810,515   $  1,694,763   $    (11,561)(B)  $ 19,493,717
      Shares outstanding                                                2,340,315        194,823         27,870 (A)     2,563,008
      Net asset value and redemption price per share                 $       7.61   $       8.70                     $       7.61

(A) Reflects new shares issued, net of retired shares of VP Large Company Value Portfolio. (Calculation: Net Assets / NAV per share)

(B) Reflects adjustment for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).

     STATEMENTS OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2003 (UNAUDITED)

                                                                ING              ING VP
                                                            VP MAGNACAP      LARGE COMPANY       PRO FORMA            PRO FORMA
                                                             PORTFOLIO      VALUE PORTFOLIO     ADJUSTMENTS            COMBINED
                                                             ---------      ---------------     -----------            --------
INVESTMENT INCOME:
 Dividends (net of foreign withholding tax)                     352,155            28,603                --              380,758
 Interest                                                        16,903             1,765                --               18,668
                                                            -----------       -----------       -----------          -----------
        Total investment income                                 369,058            30,368                --              399,426
                                                            -----------       -----------       -----------          -----------

 EXPENSES:
 Investment advisory fees                                       129,411            10,375                                139,786
 Distribution fees:
        Class S                                                  31,823             3,459                                 35,282
 Transfer agent fees                                             15,242             6,807            (6,807)(A)           15,242
 Administrative and service fees                                 17,254             1,384                                 18,638
 Custodian and fund accounting fees                              10,670             1,020                                 11,690
 Printing and postage expenses                                    6,318             2,320            (1,500)(A)            7,138
 Registration fees                                                   15                --                                     15
 Professional fees                                               20,830             2,590            (2,590)(A)           20,830
 Trustee fees                                                       365               730              (386)(A)              709
 Miscellaneous expenses                                           1,010               793                                  1,803
 Offering and organization expense                                   --               411                                    411
                                                            -----------       -----------       -----------          -----------
        Total expenses                                          232,938            29,889           (11,283)             251,544
 Less:
        Net waived and reimbursed fees                           51,784            14,625           (10,845)(C)           55,564
                                                            -----------       -----------       -----------          -----------
        Net expenses                                            181,154            15,264              (438)             195,980
                                                            -----------       -----------       -----------          -----------
 Net investment income                                          187,904            15,104               438              203,446
                                                            -----------       -----------       -----------          -----------

 REALIZED AND UNREALIZED GAIN (LOSS) ON
        INVESTMENTS:

 Net realized loss on investments                            (2,026,132)         (164,356)               --           (2,190,488)
 Net change in unrealized appreciation of investments         1,922,134           111,817                --            2,033,951
                                                            -----------       -----------       -----------          -----------
       Net realized and unrealized gain on investments         (103,998)          (52,539)               --             (156,537)
                                                            -----------       -----------       -----------          -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    83,906       $   (37,435)      $       438          $    46,909
                                                            ===========       ===========       ===========          ===========

* Foreign withholding taxes                                 $     1,498       $       291                            $     1,789

(A)  Reflects adjustment in expenses due to elimination of duplicative services.

(B) Reflects adjustment for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).

(C)  Reflects adjustment in waivers due to expense levels in surviving fund.

PORTFOLIOS OF INVESTMENTS AS OF JUNE 30, 2003 (UNAUDITED)*

 ING VP      ING VP                                                                      ING VP        ING VP
MAGNACAP  LARGE COMPANY  PRO FORMA                                                      MAGNACAP   LARGE COMPANY  PRO FORMA
 SHARES      SHARES       SHARES                                                         VALUE         VALUE        VALUE
-------   -------------  ---------                                                     ----------  -------------  ----------
                                                                 COMMON STOCK: 96.1%

                                    AEROSPACE/DEFENSE: 2.8%
   9,000        750       9,750       General Dynamics Corp.                            $ 652,500     $ 54,375     $ 706,875
                                                                                       ----------    ---------    ----------
                                                                                          652,500       54,375       706,875
                                                                                       ----------    ---------    ----------

                                    AGRICULTURE: 4.0%
  21,000      1,500      22,500       Altria Group, Inc.                                  954,240       68,160     1,022,400
                                                                                       ----------    ---------    ----------
                                                                                          954,240       68,160     1,022,400
                                                                                       ----------    ---------    ----------

                                    APPAREL: 1.3%
   5,900        400       6,300       Nike, Inc.                                          315,591       21,396       336,987
                                                                                       ----------    ---------    ----------
                                                                                          315,591       21,396       336,987
                                                                                       ----------    ---------    ----------

                                    AUTO MANUFACTURERS: 1.0%
  22,300      1,600      23,900       Ford Motor Co.                                      245,077       17,584       262,661
                                                                                       ----------    ---------    ----------
                                                                                          245,077       17,584       262,661
                                                                                       ----------    ---------    ----------

                                    BANKS: 5.8%
   8,400        600       9,000       Bank of America Corp.                               663,852       47,418       711,270
  13,800      1,000      14,800       Wells Fargo & Co.                                   695,520       50,400       745,920
                                                                                       ----------    ---------    ----------
                                                                                        1,359,372       97,818     1,457,190
                                                                                       ----------    ---------    ----------

                                    BUILDING MATERIALS: 1.5%
  15,100      1,100      16,200       Masco Corp.                                         360,135       26,235       386,370
                                                                                       ----------    ---------    ----------
                                                                                          360,135       26,235       386,370
                                                                                       ----------    ---------    ----------

                                    CHEMICALS: 3.8%
  16,800      1,200      18,000       Dow Chemical Co.                                    520,128       37,152       557,280
   6,100        400       6,500       Praxair, Inc.                                       366,610       24,040       390,650
                                                                                       ----------    ---------    ----------
                                                                                          886,738       61,192       947,930
                                                                                       ----------    ---------    ----------

                                    COMPUTERS: 3.3%
  36,806      1,806      38,612       Hewlett-Packard Co.                                 783,968       38,467       822,435
                                                                                       ----------    ---------    ----------
                                                                                          783,968       38,467       822,435
                                                                                       ----------    ---------    ----------

                                    COSMETICS/PERSONAL CARE: 1.6%
   7,000        500       7,500       Kimberly-Clark Corp.                                364,980       26,070       391,050
                                                                                       ----------    ---------    ----------
                                                                                          364,980       26,070       391,050
                                                                                       ----------    ---------    ----------

                                    DIVERSIFIED FINANCIAL SERVICES: 13.6%
  13,500      1,000      14,500       Citigroup, Inc.                                     577,800       42,800       620,600
  11,200        800      12,000       Fannie Mae                                          755,328       53,952       809,280
  14,200      1,000      15,200       Freddie Mac                                         720,934       50,770       771,704
  12,700      1,000      13,700       Merrill Lynch & Co., Inc.                           592,836       46,680       639,516
  13,200        900      14,100       Morgan Stanley                                      564,300       38,475       602,775
                                                                                       ----------    ---------    ----------
                                                                                        3,211,198      232,677     3,443,875
                                                                                       ----------    ---------    ----------

                                    ELECTRICAL COMPONENTS & EQUIPMENT: 3.0%
  13,700      1,000      14,700       Emerson Electric Co.                                700,070       51,100       751,170
                                                                                       ----------    ---------    ----------
                                                                                          700,070       51,100       751,170
                                                                                       ----------    ---------    ----------

 ING VP      ING VP                                                                      ING VP        ING VP
MAGNACAP  LARGE COMPANY  PRO FORMA                                                      MAGNACAP   LARGE COMPANY  PRO FORMA
 SHARES      SHARES       SHARES                                                         VALUE         VALUE        VALUE
-------   -------------  ---------                                                     ----------  -------------  ----------
                                    ELECTRONICS: 0.2%
       -      2,700       2,700 @@    Koninklijke Philips Electronics NV ADR                    -       51,597        51,597
                                                                                       ----------    ---------    ----------
                                                                                                -       51,597        51,597
                                                                                       ----------    ---------    ----------

                                    FOOD: 3.6%
  10,500        900      11,400 @@    Nestle SA ADR                                       544,425       46,665       591,090
   5,700        450       6,150 @@    Unilever NV ADR                                     307,800       24,300       332,100
                                                                                       ----------    ---------    ----------
                                                                                          852,225       70,965       923,190
                                                                                       ----------    ---------    ----------

                                    FOREST PRODUCTS & PAPER: 1.8%
  12,100        900      13,000       International Paper Co.                             432,333       32,157       464,490
                                                                                       ----------    ---------    ----------
                                                                                          432,333       32,157       464,490
                                                                                       ----------    ---------    ----------

                                    HEALTHCARE-PRODUCTS: 2.3%
  21,100          -      21,100       Baxter Intl., Inc.                                  548,600            -       548,600
       -        900         900       Beckman Coulter, Inc.                                     -       36,576        36,576
                                                                                       ----------    ---------    ----------
                                                                                          548,600       36,576       585,176
                                                                                       ----------    ---------    ----------

                                    HEALTHCARE-SERVICES: 1.5%
  29,700      2,500      32,200  @    Tenet Healthcare Corp.                              346,005       29,125       375,130
                                                                                       ----------    ---------    ----------
                                                                                          346,005       29,125       375,130
                                                                                       ----------    ---------    ----------

                                    INSURANCE: 6.9%
  12,100        850      12,950       American Intl. Group                                667,678       46,903       714,581
   1,000          -       1,000       John Hancock Financial Services, Inc.                     -       30,730        30,730
  18,000      1,300      19,300       Metlife, Inc.                                       509,760       36,816       546,576
  13,200          -      13,200       Prudential Financial, Inc.                          444,180            -       444,180
                                                                                       ----------    ---------    ----------
                                                                                        1,621,618      114,449     1,736,067
                                                                                       ----------    ---------    ----------

                                    MEDIA: 2.6%
   8,000        600       8,600       Gannett Co., Inc.                                   614,480       46,086       660,566
                                                                                       ----------    ---------    ----------
                                                                                          614,480       46,086       660,566
                                                                                       ----------    ---------    ----------

                                    MISCELLANEOUS MANUFACTURING: 3.8%
  33,700      2,200      35,900       Honeywell Intl., Inc.                               904,845       59,070       963,915
                                                                                       ----------    ---------    ----------
                                                                                          904,845       59,070       963,915
                                                                                       ----------    ---------    ----------

                                    OIL & GAS: 12.4%
  12,800        900      13,700       Anadarko Petroleum Corp.                            569,216       40,023       609,239
       -      1,300       1,300 @@    BP PLC ADR                                                -       54,626        54,626
   8,900        750       9,650       ChevronTexaco Corp.                                 642,580       54,150       696,730
  10,700          -      10,700       ConocoPhillips                                      586,360            -       586,360
  21,900      1,300      23,200       Exxon Mobil Corp.                                   786,429       46,683       833,112
       -        700         700 @@    Royal Dutch Petroleum Co. ADR                             -       32,634        32,634
   9,000          -       9,000       Valero Energy Corp.                                 326,970            -       326,970
                                                                                       ----------    ---------    ----------
                                                                                        2,911,555      228,116     3,139,671
                                                                                       ----------    ---------    ----------

                                    PHARMACEUTICALS: 4.4%
  21,900      1,500      23,400       Bristol-Myers Squibb Co.                            594,585       40,725       635,310
   7,300        600       7,900       Merck & Co., Inc.                                   442,015       36,330       478,345
                                                                                       ----------    ---------    ----------
                                                                                        1,036,600       77,055     1,113,655
                                                                                       ----------    ---------    ----------

 ING VP      ING VP                                                                      ING VP        ING VP
MAGNACAP  LARGE COMPANY  PRO FORMA                                                      MAGNACAP   LARGE COMPANY  PRO FORMA
 SHARES      SHARES       SHARES                                                         VALUE         VALUE        VALUE
-------   -------------  ---------                                                     ----------  -------------  ----------
                                    RETAIL: 2.4%
  25,800      1,700      27,500       McDonald's Corp.                                    569,148       37,502       606,650
                                                                                       ----------    ---------    ----------
                                                                                          569,148       37,502       606,650
                                                                                       ----------    ---------    ----------

                                    SAVINGS & LOANS: 2.9%
  16,800      1,200      18,000       Washington Mutual, Inc.                             693,840       49,560       743,400
                                                                                       ----------    ---------    ----------
                                                                                          693,840       49,560       743,400
                                                                                       ----------    ---------    ----------

                                    SEMICONDUCTORS: 2.5%
  29,900          -      29,900       Intel Corp.                                         621,441            -       621,441
                                                                                       ----------    ---------    ----------
                                                                                          621,441            -       621,441
                                                                                       ----------    ---------    ----------

                                    TELECOMMUNICATIONS: 4.8%
  19,800      1,400      21,200       SBC Communications, Inc.                            505,890       35,770       541,660
  16,200      1,100      17,300       Verizon Communications, Inc.                        639,090       43,395       682,485
                                                                                       ----------    ---------    ----------
                                                                                        1,144,980       79,165     1,224,145
                                                                                       ----------    ---------    ----------

                                    TRANSPORTATION: 2.3%
   8,700        650       9,350       FedEx Corp.                                         539,661       40,320       579,981
                                                                                       ----------    ---------    ----------
                                                                                          539,661       40,320       579,981
                                                                                       ----------    ---------    ----------

                                                                                       ----------    ---------    ----------
                                      Total Common Stock ($22,091,580,
                                      $1,619,274, $23,710,854)                         22,671,200    1,646,817    24,318,017
                                                                                       ----------    ---------    ----------

        PRINCIPAL AMOUNT                                                                               VALUE
----------------------------------                                                    --------------------------------------
                                                        SHORT TERM INVESTMENTS: 3.6%

                                    REPURCHASE AGREEMENT: 3.6%
$849,000   $ 66,000    $915,000       State Street Bank Repurchase Agreements dated
                                      06/30/03, 0.950% due 07/01/03, $849,022,
                                      $65,002 to received upon repurchase
                                      (Collateralized by $770,000 USTN, 4.875%,
                                      Market Value $868,578 due 11/30/04,
                                      collateralized by $70,000 USTN, 1.750% Market
                                      Value $70,558 due 12/31/04)                     $   849,000   $   66,000   $   915,000
                                                                                      -----------   ----------   -----------

                                      Total Short-Term Investments (Cost $849,000,
                                      $66,000, $915,000)                                  849,000       66,000       915,000
                                                                                      -----------   ----------   -----------

                                      TOTAL INVESTMENTS IN SECURITIES (COST
                                      $22,940,580, $1,685,274, $24,625,854)           $23,520,200   $1,712,817   $25,233,017
                                                                                      -----------   ----------   -----------

                                 @    Non-income producing security
                                @@    Foreign Issuer
                                ADR   American Depositary Receipt

*No adjustments are shown to the unaudited pro forma combined portfolios of investments because it is expected that upon consummation of the Reorganization, no securities would need to be sold in order for the ING MagnaCap Portfolio to comply with its prospectus requirements and SEC and IRS guidelines and restrictions. However, the ING Large Company Value Portfolio or ING MagnaCap Portfolio may purchase or sell any securities in the ordinary course of business as a mutual fund, and following the Reorganization, certain holdings of ING Large Company Value Portfolio that are transferred to ING MagnaCap Portfolio may be expected to be sold.

NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

      On November 22, 2002, the Board of Trustees of ING VP Large Company Value Portfolio ("Large Company Value Portfolio") and ING VP MagnaCap Portfolio ("MagnaCap Portfolio"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of Large Company Value Portfolio, MagnaCap Portfolio will acquire all of the assets of the Large Company Value Portfolio, be subject to the liabilities of such Portfolio, in exchange for a number of shares of MagnaCap Portfolio equal in value to the net assets of the Large Company Value Portfolio (the "Merger").

      The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2003. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of Large Company Value Portfolio and MagnaCap Portfolio at June 30, 2003. The unaudited pro forma statement of operations reflects the results of operations of Large Company Value Portfolio and MagnaCap Portfolio for the year ended June 30, 2002. These statements have been derived from the Portfolios' respective books and records utilized in calculating daily net asset value at the date indicated above for Large Company Value Portfolio and MagnaCap Portfolio under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of MagnaCap Portfolio for pre-combination periods will not be restated.

      The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

      Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. All investments quoted in foreign currencies will be valued daily in U.S. Dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Portfolio's Custodian. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Trustees. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

      The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Large Company Value Portfolio by MagnaCap Portfolio as of June 30, 2003. The number of additional shares issued was calculated by dividing the net asset value of each Class of Large Company Value Portfolio by the respective Class net asset value per share of MagnaCap Portfolio.

NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

      The accompanying unaudited pro forma financial statements reflect changes in Portfolio shares as if the merger had taken place on June 30, 2003. Large Company Value Portfolio expenses were adjusted assuming MagnaCap Portfolio's fee structure was in effect for the year ended June 30, 2003.

NOTE 5 - MERGER COSTS:

      Merger costs are estimated at approximately $15,000 and are not included in the unaudited pro forma statement of operations since these costs are not reoccurring. These costs represent the estimated expense of both Portfolios carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. ING Investments LLC, Investment Adviser to the Portfolios, will bear half of the cost of the Reorganization. The Portfolios will bear the other half of the expenses relating to the proposed Reorganization.

NOTE 6 - USE OF ESTIMATES

      Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

NOTE 7 - FEDERAL INCOME TAXES:

      It is the policy of the Portfolios, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Portfolio intends not to be subject to any federal excise tax.

      The Portfolio intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. The amount of capital loss carryforward, which may offset MagnaCap Portfolio's capital gains in any given year, may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

                      ING VP LARGE COMPANY VALUE PORTFOLIO

 PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON OCTOBER 16, 2003. THIS PROXY IS
                  SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

      The undersigned hereby appoint(s) MICHAEL J. ROLAND AND KIMBERLY A. ANDERSON or any one or both of them, proxies, with full power of substitution, to vote all shares of ING VP Large Company Value Portfolio (the "Portfolio"), a series of ING Variable Products Trust, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on October 16, 2003 at 10:00 a.m., Local time, and at any adjournment thereof.

      THIS PROXY WILL BE VOTED AS INSTRUCTED. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED "FOR" THE PROPOSAL.

      Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

      Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of ING VP Large Company Value Portfolio by ING VP MagnaCap Portfolio in exchange for Class S shares of beneficial interest of ING VP MagnaCap Portfolio and the assumption by ING VP MagnaCap Portfolio of all of the liabilities of ING VP Large Company Value Portfolio, a series of ING Variable Products Trust.


For [ ]                      Against [ ]                    Abstain [ ]

      This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.

________________________________                            _________________
Signature                                                   Date

________________________________                            _________________
Signature (if held jointly)                                 Date



ING Variable Products Trust
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

         (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

         (ii) the word "claim," "action," "suit," or "proceeding" shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

         (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (h) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (a) by the court or other body approving the settlement or other disposition; or

                  (b) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested C-4 Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to he such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either: (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will he found entitled to indemnification. As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)      (A)      Declaration of Trust -- Filed as an Exhibit to Post-Effective
                  Amendment No. 4 to Registrant's Registration Statement on Form
                  N-1A on February 28, 1996, and incorporated herein by reference.

         (B) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

         (C) Certificate of Establishment and Designation -- Filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A on May 16, 1997, and incorporated herein by reference.

         (D) Certificate of Establishment and Designation -- Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A on May 20, 1997, and incorporated herein by reference.

         (E) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

         (F) Certificate of Amendment of Declaration of Trust -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

         (G) Certificate of Amendment of Declaration of Trust --Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

         (H) Certificate of Establishment and Designation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

         (I) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

         (J) Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; Establishment of New Principal Place of Business -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

         (K)      Form of Certificate of Amendment of Declaration of Trust:
                  Abolition of Series of Shares of Beneficial Interests -- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

         (L) Form of Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

         (M) Form of Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

         (N) Abolition of Series of shares of beneficial interest - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

(2)      (A)      By-laws. -- Filed as an Exhibit to Post-Effective Amendment
                  No. 4 to Registrant's Registration Statement on Form N-1A on
                  February 28, 1996, and incorporated herein by reference.

(3)      Not Applicable

(4) Form of Agreement and Plan of Reorganization between ING Variable Products Trust on behalf of ING VP Large Company Value Portfolio and ING Variable Products Trust, on behalf of ING VP MagnaCap Portfolio -- Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on July 24, 2003 and incorporated herein by reference.

(5) Instruments defining the rights of holders -- set forth in the Declaration of Trust.

(6)      (A)      Form of Advisory Agreement between Registrant and ING Pilgrim
                  Investments, LLC -- Filed as an Exhibit to Post-Effective
                  Amendment No. 24 to Registrant's Registration Statement on
                  Form N-1A on April 28, 2003, and incorporated herein by reference.

         (B) Form of Investment Advisory Agreement between the Registrant and ING Pilgrim Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

         (C) Form of Investment Advisory Agreement between the Registrant and ING Pilgrim Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

         (D) Amended and Restated Schedule A with respect to the Investment Advisory Agreement between the Registrant and ING Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

(7)      (A)      Form of Distribution Agreement between the Registrant and ING
                  Pilgrim Securities, Inc. -- Filed as an Exhibit to
                  Post-Effective Amendment No. 19 to Registrant's Registration
                  Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

         (B) Amended and Restated Schedule of Portfolios with respect to the Distribution Agreement between the Registrant and ING Funds Distributor, LLC. -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

(8)      (A)      Not Applicable.

(9)      (A)      Custodian Agreement -- Filed as an Exhibit to Post-Effective
                  Amendment No. 4 to Registrant's Registration Statement on Form
                  N-1A on February 28, 1996, and incorporated herein by reference.

         (B) Amendment to Custodian Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A on February 27, 1998, and incorporated herein by reference.

         (C) Form of Custodian and Investment Accounting Agreement with State Street Bank and Trust Company for Convertible Portfolio, Financial Services Portfolio, Large Company Value Portfolio, Growth + Value Portfolio, Growth Opportunities Portfolio, High Yield Bond Portfolio, LargeCap Growth Portfolio, MagnaCap Portfolio, MidCap Opportunities Portfolio, Research Enhanced Index Portfolio, and SmallCap Opportunities Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

         (D) Form of Amendment to Custodian and Investment Accounting Agreement with State Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

(10)     Not Applicable.

(11)     Opinion and Consent of Counsel

(12) Form of Opinion of Counsel Supporting Tax Matters and Consequences -- To Be Filed in a Subsequent Post-Effective Amendment.

(13)     (A)      Administrative Services Agreement -- Filed as an Exhibit to
                  Post-Effective Amendment No. 8 to Registrant's Registration
                  Statement on Form N-1A on May 20, 1997, and incorporated herein by reference.

         (B) Amended and Restated Administrative Services Agreement -- Filed as an Exhibit to Post- Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

         (C) Form of Amended and Restated Administrative Services Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

         (D) Amendment to Amended and Restated Administrative Services Agreement between Registrant and ING Pilgrim Group, LLC-- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

         (E) Form of Shareholder Service Plan -- Filed as an Exhibit to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A on February 15, 2001, and incorporated herein by reference.

         (F) Accounting Agency Agreement with Brown Brothers Harriman & Co. for International Portfolio, International Value Portfolio, Emerging Countries Portfolio, and International SmallCap Growth Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

         (G) Form of Amended and Restated Expense Limitation Agreement by and between Registrant and ING Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

         (H) Form of Amended and Restated Schedule of Portfolios with respect to the Shareholder Services Plan -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

(14)     Consent of KPMG

(15)     Not Applicable

(16) Powers of Attorney Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on July 24, 2003 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 4th day of September, 2003.

                                    ING VARIABLE PRODUCTS TRUST

                                    By:      /s/ Kimberly A. Anderson
                                             ------------------------
                                             Kimberly A. Anderson
                                             Vice President and Secretary

         Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                       TITLE                                       DATE
        ---------                       -----                                       ----

----------------------------------      Trustee and Chairman                  September 4, 2003
     John G. Turner*

                                        President and Chief Executive         September 4, 2003
----------------------------------      Officer
    James M. Hennessy*
                                        Executive Vice President and          September 4, 2003
----------------------------------      Principal Financial Officer
    Michael J. Roland*

----------------------------------      Trustee                               September 4, 2003
     Paul S. Doherty*

----------------------------------      Trustee                               September 4, 2003
    J. Michael Earley*

----------------------------------      Trustee                               September 4, 2003
  R. Barbara Gitenstein*


---------------------------------       Trustee                               September 4, 2003
    Walter H. May, Jr.*

---------------------------------       Trustee                               September 4, 2003
    Thomas J. McInerney*

---------------------------------       Trustee                               September 4, 2003
        Jock Patton*

---------------------------------       Trustee                               September 4, 2003
     David W.C. Putnam*

---------------------------------       Trustee                               September 4, 2003
      Blaine E. Rieke*

---------------------------------       Trustee                               September 4, 2003
     Roger B. Vincent*

---------------------------------       Trustee                               September 4, 2003
   Richard A. Wedemeyer*

*By:     /s/ Kimberly A. Anderson
         ------------------------
         Kimberly A. Anderson
         Attorney-in-Fact**

** Executed pursuant to powers of attorney filed as part of Registrant's Registration Statement on Form N-14 which was filed with the U.S. Securities and Exchange Commission on July 24, 2003.

                                  EXHIBIT INDEX

(11)              Opinion and Consent of Counsel

(14)              Consent of Independent Accountants